Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 4,800,183	$ 3,899,648
Accumulated depreciation	(288,029)	(139,227)
Property and equipment, net	4,512,154	3,760,421
Drillships and Related Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	4,020,792	3,278,861
Asset under Construction
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	769,131	613,762
Other Property And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 10,260	$ 7,025